Nature of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Nature of the Business and Basis of Presentation

NEWHOLD INVESTMENT CORP AND SUBSIDIARY.

Notes to Condensed Consolidated Financial Statements

(unaudited)

NOTE 1 – DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General:

NewHold Investment Corp. (the “Company”) was incorporated in Delaware on January 24, 2020 as NewHold Industrial Corp. and on February 14, 2020 changed its name to NewHold Investment Corp. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the “Securities Act,” as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). On July 16, 2021 in connection with the Company’s initial Business Combination (See Note 9), the Company changed its name to Evolv Technologies Holdings, Inc.

At June 30, 2021, the Company had not commenced any operations. All activity for the period from January 24, 2020 (date of inception) to June 30, 2021 relates to the Company’s formation and the initial public offering (“Public Offering”) described below, and subsequent to the Public Offering, searching for a potential business combination. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company expects to generate non-operating income in the form of interest income on the proceeds derived from the Public Offering.

All dollar amounts are rounded to the nearest thousand dollars.

Sponsor and Financing:

The Company’s sponsor is NewHold Industrial Technology Holdings LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Public Offering (as described in Note 3) was declared effective by the United States Securities and Exchange Commission (the “SEC”) on July 30, 2020. The Company intends to finance a Business Combination with proceeds from the $172,500,000 Public Offering (Note 3) and a $5,700,000 Private Placement (as defined in Note 4), net of expenses. Upon the closing of the Public Offering and the Private Placement, $172,500,000 was deposited in a trust account (the “Trust Account”).

The Trust Account:

The funds in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of its initial Business Combination or (ii) the distribution of the Trust Account as described below. The remaining funds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisition targets and continuing general and administrative expenses.

The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay tax obligations and up to $250,000 per year for working capital purposes, if any, (less up to $100,000 of interest to pay dissolution expenses), none of the funds held in the Trust Account will be released until the earliest of: (a) the completion of the initial Business Combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (i) to modify the substance or timing of the ability of holders of the public shares to seek redemption in connection with our initial business combination or the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 24 months from the closing of the Public Offering, August 4, 2022, or (ii) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity, and (c) the redemption of the public shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the Public Offering, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Business Combination:

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination with a Target Business. As used herein, “Target Business” is one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less deferred underwriting commissions and any taxes payable on interest earned) at the time of signing a definitive agreement in connection with the Company’s initial Business Combination. See Note 9.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable and amounts released for working capital, or (ii) provide stockholders with the opportunity to have their shares redeemed by the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable and amounts released to the Company for working capital. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval unless a vote is required by the rules of the Nasdaq Capital Market. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of Class A and Class B common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001 upon consummation of a Business Combination. In such case, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with a Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest but less taxes payable and amounts released to the Company for working capital. As a result, such shares of Class A common stock will be recorded at redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) ASC 480, “Distinguishing Liabilities from Equity.” In August 2020, the Company deposited an aggregate of $172,500,000 from the proceeds of the Public Offering, including the underwriters’ exercise of their overallotment option and the sale of $5,700,000 for the Private Placement Warrants, net of expenses.

The Company will have 24 months (until August 4, 2022) from the closing date of the Public Offering to complete its initial Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter subject to lawfully available funds therefor, redeem 100% of the public shares of Class A common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable and amounts released for working capital (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining stockholders, as part of its plan of dissolution and liquidation. The initial stockholders have entered into letter agreements with us, pursuant to which they have waived their rights to participate in any redemption with respect to their initial shares; however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of Class A common stock in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within 24 months from the closing of the Public Offering.

In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the price per Unit in the Public Offering.

Evolv Technologies Holdings, Inc.
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Evolv Technologies, Inc. (the “Company”) was incorporated under the laws of the State of Delaware on July 8, 2013. The Company is the global leader in AI-based touchless security screening. The Company’s mission is to make the world a safer and more enjoyable place to live, work, learn, and play. The Company is democratizing security by making it seamless for gathering spaces to address the chronic epidemic of mass shootings and terrorist attacks in a cost-effective manner while improving the visitor experience. The Company is headquartered in Waltham, Massachusetts.

Proposed Merger

In March 2021, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with NewHold Investment Corp., a publicly-traded Delaware corporation (“NHIC”) and NHIC Sub Inc., a Delaware corporation and wholly-owned subsidiary of NHIC (“Merger Sub”), pursuant to which, subject to the satisfaction or waiver of the conditions therein, Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of Merger Sub. The merger transactions are collectively referred to herein as the “Business Combination”. The Merger Agreement was approved by the members of the board of directors of the Company (the “Board”) and the Board resolved to recommend approval of the Merger Agreement to the Company’s shareholders. The Company has concluded that the transaction represents a business combination pursuant to FASB ASC Topic 805, Business Combinations. The Business Combination will be accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Under this method of accounting, NHIC will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Business Combination, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the combined entity, the Company will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of the Company issuing shares for the net assets of NHIC, accompanied by a recapitalization. The net assets of NHIC will be stated at historical costs. No goodwill or other intangible assets will be recorded. Operations prior to the Business Combination will be those of the Company.

Subject to the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of the Company’s convertible preferred stock (“Convertible Preferred Stock”) issued and outstanding immediately prior to the Effective Time shall be converted into a share of the Company’s common stock, the Company’s outstanding convertible debt immediately prior to the Effective Time shall be converted into the Company’s common stock and each of the Company’s warrants to purchase the Company’s capital stock issued and outstanding immediately prior to the Effective Time will be forced to settle the warrants through either a cash or a cashless exercise for the Company’s common stock with the exception of the unvested portion of certain Finback warrants issued to a holder on January 13, 2021 ("2021 Finback Common Stock Warrants") and will become warrants exercisable for shares of Merger Sub common stock. After conversion of Preferred Stock, conversion of the convertible notes and the forced settlement of the warrants, each share of the Company’s common stock issued and outstanding immediately prior to the Effective Time shall be converted into 0.378 newly issued shares of Merger Sub common stock which is the Exchange Ratio that was initially estimated as of the date of the execution of the Merger Agreement. At the Effective Time, each option to purchase the Company’s common stock became an option, respectively, to purchase shares of Merger Sub common stock, subject to adjustment in accordance with the Exchange Ratio.

In June 2021, the Company entered into an amendment to the Merger Agreement (as so amended, the “Amended Merger Agreement”). Immediately prior to the Effective Time of the Amended Merger Agreement, each of the outstanding common stock warrants, other than the unvested 2021 Finback Common Stock Warrants, shall either be exercised in full on a cash or cashless basis or terminated without exercise and each outstanding RSU, whether vested or unvested, shall be converted into an RSU of the Merger Sub.

In July 2021, NHIC held a special meeting of stockholders (the “Special Meeting”), at which the NHIC stockholders considered and adopted, among other matters, a proposal to approve the Business Combination, including (a) adopting the Amended Merger Agreement and (b) approving the other transactions and matters contemplated by the Merger Agreement and related agreements as described in the Proxy Statement/Prospectus. Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, following the Special Meeting, on July 16, 2021 (the “Closing Date”), the transactions were consummated (the “Closing”). In connection with the Closing, the Company changed its name from NewHold Investment Corp. to Evolv Technologies Holdings, Inc. (see Note 18).

Subscription Agreement

In connection with the execution of the Merger Agreement, NHIC entered into subscription agreements (collectively, the “PIPE Investment”) with certain parties subscribing for shares of NHIC common stock (the “Subscribers”) pursuant to which the Subscribers agreed to purchase, and NHIC agreed to sell to the Subscribers, an aggregate of 30,000,000 shares of NHIC common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $300.0 million. The obligations to consummate the transactions contemplated by the PIPE Investment were conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement. In July 2021, the Company closed the PIPE Investment.

Risks and uncertainties

The Company is subject to risks and uncertainties common to early stage companies in the human security industry including, but not limited to, the successful development, commercialization, marketing and sale of existing and new products, fluctuations in operating results and financial risks, protection of proprietary knowledge and patent risks, dependence on key personnel, competition, technological risks, cybersecurity risks, customer demand and management of growth. Potential risks and uncertainties also include, without limitation, uncertainties regarding the duration and magnitude of the impact of the COVID-19 pandemic on the Company’s business and the economy in general.

In March 2020, the World Health Organization declared the global novel coronavirus disease 2019 (“COVID-19”) outbreak a pandemic. The impact of this pandemic has been and will likely continue to be extensive in many aspects of society, which has resulted in and will likely continue to result in significant disruptions to the global economy, as well as businesses and capital markets around the world. The Company cannot at this time predict the ultimate extent, duration, or full impact that the COVID-19 pandemic will have on its future financial condition and operations. The impact of the COVID-19 coronavirus outbreak on the Company’s financial performance will depend on future developments, including the duration and spread of the pandemic and related governmental advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results may be materially adversely affected.

Future impacts to the Company’s business as a result of COVID-19 could include disruptions to the Company’s revenue caused by closures of customer operations, manufacturing operations and supply chain caused by facility closures, reductions in operating hours, staggered shifts and other social distancing efforts; labor shortages; decreased productivity and unavailability of materials or components; limitations on its employees’ and customers’ ability to travel, and delays in shipments to and from affected countries and within the United States. While the Company maintains an inventory of finished products and raw materials used in its products, a prolonged pandemic could lead to shortages in the raw materials necessary to manufacture its products.

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary in the United Kingdom, Evolv Technologies UK Ltd. All intercompany accounts and transactions have been eliminated in consolidation. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Revision of Prior Period Financial Statements

During the year ended December 31, 2020, an error was identified by the Company related to the preferred stock warrant classification in prior periods. Specifically, the Company had misclassified these warrants for the purchase of shares of its preferred stock as equity for the period from September 2016 through December 2018 when these warrants should have been liability classified and changes to fair value recorded in the Statement of Operations, therefore retained earnings were understated for changes in fair value of the warrant over that period of time of liability classification. Upon the modified retrospective adoption of ASU No. 2018-07 Compensation Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting and ASU No. 2019-08 Codification Improvements-Share-Based Consideration Payable to a Customer, on January 1, 2019, the warrants were classified within temporary equity. The Company concluded that the impacts of the error were not material to the consolidated financial statements as of and for the years ended December 31, 2020 and 2019. While not material, the Company has elected to revise the previously issued consolidated financial statements as of and for the years ended December 31, 2020 and 2019 for the impacts of the error. In addition, the applicable notes to the accompanying financial statements have also been revised to correct for these misstatements.

The following table reflects the impacts of the error on the consolidated financial statements (in thousands):

	As of December 31, 2020			As of December 31, 2019
	As previously			As previously
	reported	Adjustment	Revised	reported	Adjustment	Revised
Convertible preferred stock	$75,393	$484	$75,877	$72,399	$484	$72,883
Additional paid-in capital	$9,921	$(752)	$9,169	$8,708	$(752)	$7,956
Accumulated deficit	$(94,149)	$268	$(93,881)	$(66,757)	$268	$(66,489)
Stockholders’ deficit	$(84,202)	$(484)	$(84,686)	$(58,026)	$(484)	$(58,510)

Removal of the Conclusion That There is Substantial Doubt about the Company’s Ability to Continue as a Going Concern

As described below, as of April 2, 2021, the original issuance date of the consolidated financial statements for the year ended December 31, 2020, the Company had concluded that there was substantial doubt about its ability to continue as a going concern. In order to improve the Company’s liquidity and fund future growth, Management developed the plan to raise additional financing through the closure of the Merger with NHIC and receive the $300 million PIPE investment. In July 2021, the Company received gross proceeds of $300.0 million from its PIPE Investment described above, which has alleviated the substantial doubt about the Company’s ability to continue as a going concern. As of August 16, 2021, the date on which the unaudited interim consolidated financial statements for the six months ended June 30, 2021 were issued, the Company expects that its existing cash and cash equivalents, including the $300.0 million of gross proceeds it received in July 2021 from its PIPE Investment, will be sufficient to fund its operating expenses and capital expenditure requirements for the next 12 months from the date of issuance of the interim financial statements. The future viability of the Company beyond that point is dependent on its ability to generate cash from operating activities and to raise additional capital to finance its operations.

Unaudited Interim Financial Information

The accompanying consolidated balance sheet as of June 30, 2021, and the consolidated statements of operations and comprehensive loss, convertible preferred shares and shareholders’ deficit, and of cash flows for the three and six months ended June 30, 2021 and 2020 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of June 30, 2021 and the results of its operations and its cash flows for the three and six months ended June 30, 2021 and 2020. The financial data and other information disclosed in these notes related to the three and six months ended June 30, 2021 and 2020 are also unaudited. The results for the three and six months ended June 30, 2021 are not necessarily indicative of results to be expected for the year ending December 31, 2021, any other interim periods, or any future year or period.

These unaudited interim consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements as of December 31, 2020 and 2019 and for each of the two years in the period ended December 31, 2020.

1.     Nature of the Business and Basis of Presentation

Evolv Technologies, Inc. (the “Company”) was incorporated under the laws of the State of Delaware on July 8, 2013. The Company is the global leader in AI-based touchless security screening. The Company’s mission is to make the world a safer and more enjoyable place to live, work, learn, and play. The Company is democratizing security by making it seamless for gathering spaces to address the chronic epidemic of mass shootings and terrorist attacks in a cost-effective manner while improving the visitor experience. The Company is headquartered in Waltham, Massachusetts.

Proposed Merger

In March 2021, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with NewHold Investment Corp., a publicly-traded Delaware corporation (“NHIC”) and NHIC Sub Inc., a Delaware corporation and wholly-owned subsidiary of NHIC (“Merger Sub”), pursuant to which, subject to the satisfaction or waiver of the conditions therein, Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of Merger Sub. The merger transactions are collectively referred to herein as the “Business Combination”. The Merger Agreement was approved by the members of the board of directors of the Company (the “Board”) and the Board resolved to recommend approval of the Merger Agreement to the Company’s shareholders. The Company has concluded that the transaction represents a business combination pursuant to FASB ASC Topic 805, Business Combinations. The Business Combination will be accounted for as a “reverse recapitalization” in accordance with GAAP. Under this method of accounting, NHIC will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Business Combination, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the combined entity, the Company will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of the Company issuing shares for the net assets of NHIC, accompanied by a recapitalization. The net assets of NHIC will be stated at historical costs. No goodwill or other intangible assets will be recorded. Operations prior to the Business Combination will be those of the Company.

Subject to the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of the Company’s convertible preferred stock “Preferred Stock” issued and outstanding immediately prior to the Effective Time shall be converted into a share of the Company’s common stock, the Company’s outstanding convertible debt immediately prior to the Effective Time shall be converted into the Company’s common stock and each of the Company’s warrants to purchase the Company’s capital stock issued and outstanding immediately prior to the Effective Time will be forced to settle the warrants through either a cash or a cashless exercise for the Company’s common stock with the exception of the unvested portion of certain warrants issued to a holder on January 13, 2021 and will become warrants exercisable for shares of Merger Sub common stock. After conversion of Preferred Stock, conversion of the convertible notes and the forced settlement of the warrants, each share of the Company’s common stock issued and outstanding immediately prior to the Effective Time shall be converted into 0.382 newly issued shares of Merger Sub common stock which is the Exchange Ratio that was initially estimated as of the date of the execution of the Merger Agreement. At the Effective Time, each option to purchase the Company’s common stock became an option, respectively, to purchase shares of Merger Sub common stock, subject to adjustment in accordance with the Exchange Ratio. The transaction is expected to close by the middle of 2021. If mutual closing conditions are not satisfied, the Company and NHIC will not be obligated to complete the Merger.

Risks and uncertainties

The Company is subject to risks and uncertainties common to early stage companies in the human security industry including, but not limited to, the successful development, commercialization, marketing and sale of existing and new products, fluctuations in operating results and financial risks, protection of proprietary knowledge and patent risks, dependence on key personnel, competition, technological risks, customer demand and management of growth. Potential risks and uncertainties also include, without limitation, uncertainties regarding the duration and magnitude of the impact of the COVID-19 pandemic on the Company’s business and the economy in general.

1.     Nature of the Business and Basis of Presentation (continued)

In March 2020, the World Health Organization declared the global novel coronavirus disease 2019 (“COVID-19”) outbreak a pandemic. The impact of this pandemic has been and will likely continue to be extensive in many aspects of society, which has resulted in and will likely continue to result in significant disruptions to the global economy, as well as businesses and capital markets around the world. The Company cannot at this time predict the ultimate extent, duration, or full impact that the COVID-19 pandemic will have on its future financial condition and operations. The impact of the COVID-19 coronavirus outbreak on the Company’s financial performance will depend on future developments, including the duration and spread of the pandemic and related governmental advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results may be materially adversely affected.

Future impacts to the Company’s business as a result of COVID-19 could include disruptions to the Company’s revenue caused by closures of customer operations, manufacturing operations and supply chain caused by facility closures, reductions in operating hours, staggered shifts and other social distancing efforts; labor shortages; decreased productivity and unavailability of materials or components; limitations on its employees’ and customers’ ability to travel, and delays in shipments to and from affected countries and within the United States. While the Company maintains an inventory of finished products and raw materials used in its products, a prolonged pandemic could lead to shortages in the raw materials necessary to manufacture its products.

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary in the United Kingdom, Evolv Technologies UK Ltd. All intercompany accounts and transactions have been eliminated in consolidation. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Revision of Prior Period Financial Statements

During the year ended December 31, 2020, an error was identified by the Company related to the preferred stock warrant classification in prior periods. Specifically, the Company had misclassified these warrants for the purchase of shares of its preferred stock as equity for the period from September 2016 through December 2018 when these warrants should have been liability classified and changes to fair value recorded in the Statement of Operations, therefore retained earnings were understated for changes in fair value of the warrant over that period of time of liability classification. Upon the modified retrospective adoption of ASU No. 2018-07 Compensation- Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting and ASU No. 2019-08 Codification Improvements-Share-Based Consideration Payable to a Customer, on January 1, 2019, the warrants were classified within temporary equity. The Company concluded that the impacts of the error were not material to the consolidated financial statements as of and for the year ended December 31, 2020 and 2019. While not material, the Company has elected to revise the previously issued consolidated financial statements as of and for the year ended December 31, 2020 and 2019 for the impacts of the error. In addition, the applicable notes to the accompanying financial statements have also been revised to correct for these misstatements.

1.     Nature of the Business and Basis of Presentation (continued)

The following table reflects the impacts of the error on the consolidated financial statements (in thousands):

	As of December 31, 2020			As of December 31, 2019
	As			As
	previously			previously
	reported	Adjustment	As revised	reported	Adjustment	As revised
Convertible preferred stock	$75,393	$484	$75,877	$72,399	$484	$72,883
Additional paid-in capital	$9,921	$(752)	$9,169	$8,708	$(752)	$7,956
Accumulated deficit	$(94,149)	$268	$(93,881)	$(66,757)	$268	$(66,489)
Stockholders’ deficit	$(84,202)	$(484)	$(84,686)	$(58,026)	$(484)	$(58,510)

Going Concern

The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Through December 31, 2020, the Company has funded its operations primarily with proceeds from the sales of its convertible preferred stock, issuance of convertible notes, issuance of term loans and funds available under the line of credit. The Company has incurred recurring losses and cash outflows from operating activities since its inception, including net losses of $27.4 million and $19.9 million and cash outflows from operating activities of $23.3 million and $15.2 million for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, the Company had an accumulated deficit of $93.9 million. The Company expects to continue to generate significant operating losses for the foreseeable future.

The Company is seeking to complete a plan of merger with NHIC. In the event the Company does not complete the merger, the Company expects to seek additional funding through private equity financings, debt financings or other capital sources, including collaborations with other companies or other strategic transactions. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s shareholders. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and the need to raise additional capital to finance its future operations and debt service payments, as of April 2, 2021, the issuance date of the consolidated financial statements for the year ended December 31, 2020, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these consolidated financial statements are issued.

The accompanying consolidated financial statements do not include any adjustments that might result from any failure to successfully consummate the business combination, or the Company’s inability to continue as a going concern. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.